UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22759

The Private Shares Fund

(Exact name of registrant as specified in charter)

88 Pine Street, Suite 3101

New York, NY 10005

(Address of principal executive offices) (Zip code)

Cogency Global, Inc.

c/o The Private Shares Fund

850 New Burton Rd. Ste. 201

City of Dover, County of Kent, Delaware 19904

(Name and address of agent for service)

Copies to:

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Registrant's telephone number, including area code: (646) 839-5548

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

THE PRIVATE SHARES FUND

Table of Contents
Fund Performance	2
Portfolio Diversification	5
Portfolio Composition	6
Schedule of Investments	8
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	18
Statement of Cash Flows	19
Financial Highlights	20
Notes to the Financial Statements	23
Additional Information	34

THE PRIVATE SHARES FUND

Fund Performance

June 30, 2023 (Unaudited)

As of June 30, 2023, the Fund’s performance is as follows:

Total Return Information (Unaudited)
The Private Shares Fund – Class A (Inception Date: 03/25/2014)	Five Years	Three Years	One Year	Annualized Since Inception	Cumulative Since Inception
Returns based on Purchase Without Any Sales Charge (NAV)	8.99%	12.55%	-6.21%	9.01%	122.43%
Returns based on Purchase With Maximum Sales Charge of 5.75% (POP)	7.71%	10.36%	-11.60%	8.32%	109.64%
Fund Benchmark
Russell 2000® Index	4.21%	10.82%	12.31%	6.66%	81.78%

The Private Shares Fund – Class I (Inception Date: 11/17/2017)	Five Years	Three Years	One Year	Annualized Since Inception	Cumulative Since Inception
Returns based on Purchase Without Any Sales Charge (NAV)	9.27%	12.83%	-5.98%	10.03%	71.05%
Fund Benchmark
Russell 2000® Index	4.21%	10.82%	12.31%	5.68%	36.37%

The Private Shares Fund – Class L (Inception Date: 05/11/2018)	Five Years	Three Years	One Year	Annualized Since Inception	Cumulative Since Inception
Returns based on Purchase Without Any Sales Charge (NAV)	8.73%	12.28%	-6.43%	8.87%	54.77%
Returns based on Purchase With Maximum Sales Charge of 4.25% (POP)	7.79%	10.66%	-10.40%	7.96%	48.19%
Fund Benchmark
Russell 2000® Index	4.21%	10.82%	12.31%	4.59%	25.94%

Performance data quoted represents past performance and is no guarantee of future results. Public offering price (“POP”) performance assumes a maximum sales load of 5.75% (Class A) and 4.25% (Class L) on all sales. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data quoted. For performance as of the most recent month-end, please call 1-855-551-5510. Some of the Fund’s fees were waived or expenses reimbursed; otherwise, returns would have been lower. The Fund’s total annual expenses per the currently stated prospectus are 2.49% (Class A), 2.44% (Class I), and 2.72% (Class L). The Fund’s total net expenses are 2.68% (Class A), 2.43% (Class I), and 2.93% (Class L). Liberty Street Advisors, Inc. (the “Investment Adviser”) has contractually agreed to waive fees and/or reimburse (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) expenses such that the total expenses do not exceed 2.65% (Class A), 2.40% (Class I), and 2.90% (Class L) through May 2, 2024. Net expenses are applicable to investors.

THE PRIVATE SHARES FUND

Fund Performance (Continued)

June 30, 2023 (Unaudited)

DISCLOSURES

Investment in the Fund involves substantial risk. The Fund is not suitable for investors who cannot bear the risk of loss of all or part of their investment. The Fund is appropriate only for investors who can tolerate a high degree of risk and do not require a liquid investment. All investing involves risk including the possible loss of principal. Shares in the Fund are highly illiquid, and can be sold by shareholders only in the quarterly repurchase program of the Fund which allows for up to 5% of the Fund’s outstanding shares at NAV to be redeemed each quarter. Due to transfer restrictions and the illiquid nature of the Fund’s investments, you may not be able to sell your shares when, or in the amount that, you desire. The Fund primarily invests in private, late-stage operating growth companies (“Portfolio Companies”). There are significant potential risks relating to investing in securities of Portfolio Companies. Because most of the securities in which the Fund invests are not publicly traded, the Fund’s investments will be valued by Liberty Street Advisors, Inc. (the “Investment Adviser”) as Valuation Designee pursuant to fair valuation procedures and methodologies approved by the Board of Trustees, as set forth in the prospectus. As a consequence, the value of the securities, and therefore the Fund’s Net Asset Value (NAV), may vary. There are significant potential risks associated with investing in venture capital and private equity-backed companies with complex capital structures. The Fund focuses its investments in a limited number of securities, which could subject it to greater risk than that of a larger, more varied portfolio. There is a greater focus in technology securities that could adversely affect the Fund’s performance. The Fund’s quarterly repurchase policy may require the Fund to liquidate portfolio holdings earlier than the Investment Adviser would otherwise do so and may also result in an increase in the Fund’s expense ratio. Portfolio holdings of private companies that become publicly traded likely will be subject to more volatile market fluctuations than when private, and the Fund may not be able to sell shares at favorable prices. Such companies frequently impose lock-ups that would prohibit the Fund from selling shares for a period of time after an initial public offering (IPO). Market prices of public securities held by the Fund may decline substantially before the Investment Adviser is able to sell the securities. The Fund may invest in private securities utilizing special purpose vehicles (“SPV”s) and similar investment structures, venture capital funds and other funds that invest in private companies and rely on exclusions from the 1940 Act under section 3(c)(1) or 3(c)(7) (“Private Funds”), and private investments in public equity (“PIPE”) transactions where the issuer is a special purpose acquisition company (“SPAC”), and may utilize profit sharing agreements. The Fund will bear its pro rata portion of expenses on investments in SPVs and Private Funds and will have no direct claim against underlying portfolio companies. The Fund’s investments in Private Funds subject it to the risks associated with direct ownership of the securities in which the underlying funds invest, as well as additional risks specific to the Private Funds, including operational risk, legal and indemnification risks, and lock-ups and other restrictions on withdrawal. PIPE transactions involve price risk, market risk, expense risk, and the risk that the Fund may not be able to sell the securities due to lock-ups or restrictions. Profit sharing agreements may expose the Fund to certain risks, including that the agreements could reduce the gain the Fund otherwise would have achieved on its investment, may be difficult to value and may result in contractual disputes. Certain conflicts of interest involving the Fund and its affiliates could impact the Fund’s investment returns and limit the flexibility of its investment policies. This is not a complete enumeration of the Fund’s risks. Please read the Fund prospectus for other risk factors related to the Fund.

The Fund may not be suitable for all investors. We encourage you to consult with appropriate financial professionals before considering an investment in the Fund.

The Russell 2000 is an index measuring the performance of approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index. CBOE Volatility Index measures the stock market’s expectation of volatility based on S&P 500 index options. One cannot invest in an index. A SPAC is a company that has no commercial operations and is formed strictly to raise capital through an IPO for the purpose of acquiring or merging with an existing company.

The views expressed in this material reflect those of the Fund’s Investment Advisor as of the date this is written and may not reflect its views on the date this material is first published or anytime thereafter. These views are intended to assist in understanding the Fund’s investment methodology and do not constitute investment advice. This material may contain discussions about investments that may or may not be held by the Fund. All current and future holdings are subject to risk and to change.

THE PRIVATE SHARES FUND

Fund Performance (Continued)

June 30, 2023 (Unaudited)

The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group).

IMPORTANT DISCLOSURES

All investing involves risk including the possible loss of principal. Shares in the Fund are highly illiquid, and you may not be able to sell your shares when, or in the amount that, you desire. There are significant potential risks relating to investing in such securities. Because most of the securities in which the Fund invests are not publicly traded, the Fund’s investments will be valued by the Investment Adviser, as Valuation Designee, pursuant to fair valuation procedures and methodologies approved by the Board of Trustees.

There are significant potential risks associated with investing in Portfolio Companies. The Fund focuses its investments on a limited number of securities, which could subject it to greater risk than that of a larger, more varied portfolio. There is a greater focus in technology securities which could adversely affect the Fund’s performance. The inclusion of various indices is for comparison purposes only. The performance of an index is not an exact representation of any particular investment, as you cannot invest directly in an index.

The Fund’s quarterly repurchase policy may require the Fund to liquidate portfolio holdings earlier than the Investment Adviser would otherwise do so, and may also result in an increase in the Fund’s expense ratio. This is not a complete enumeration of the Fund’s risks. Please read the Fund prospectus for other risk factors related to the Fund, its investment strategy and your investment in the Fund, and other additional details.

Holdings subject to change. Not a recommendation to buy, sell, or hold any specific security.

THE PRIVATE SHARES FUND

Portfolio Diversification

June 30, 2023 (Unaudited)

Fund Sector Diversification

The following chart provides a visual breakdown of the Fund, by the industry sectors that the underlying securities represent, as a percentage of the total investments.

THE PRIVATE SHARES FUND

Portfolio Composition

June 30, 2023 (Unaudited)

Fund Holdings

GrubMarket
Space Exploration Technologies
TRADESHIFT
AXIOM SPACE
Contrast SECURITY
nanotronics

Motive Formerly KeepTruckin
Lookout
NextRoll
DISCORD
Betterment
upgrade

Relativity
IMPOSSIBLE
flexport.
Dataminr
Lime

ARCTIC WOLF
Equipment Share
CaaStle
FBN
CIRCLE
color

Fundbox
trax
verbit
databricks
HEAP

EPIC GAMES
brain corp
BETA
TMGCORE
DevotedHealth
crossover

loadsmart
roofstock
TURO S-1 FILED
LEARNEO
CONSENSYS
omada

VOYAGER SPACE
cybereason
cerebras
Tanium
INRIX
MYND

THE PRIVATE SHARES FUND

Portfolio Composition (Continued)

June 30, 2023 (Unaudited)

Fund Holdings (Continued)

MASTERCLASS | dremio | invaio | DOMINO | ERUDITUS EXECUTIVE EDUCATION | LYST

WiTricity | GOAT | cohere technologies | THOUGHTSPOT | rubrik | Carbon

Click Therapeutics | CIBO | Checkr | Malwarebytes | Collective Health

Ocrolus | hydrow | tebra | TEALIUM | ripple | AUTOMATION ANYWHERE Go be great.

UDACITY | OpenX | ClearMotion | RADIAN AEROSPACE | nextdoor SPAC | udemy IPO

23andMe SPAC | SoundHound SPAC | Wag! SPAC | algolia | MARQETA IPO

XPLORE® | CODE42 | WIDEORBIT | GroundTruth formerly xAd | FATHOM SPAC

PROSPER | D2IQ | MUSELY | docker | TEMPO SPAC | Baktus, Inc. | Virgin hyperloop one

THE PRIVATE SHARES FUND

Schedule of Investments

June 30, 2023 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
COMMON STOCK IN PUBLIC COMPANIES(a) — 0.3%
CONSUMER WEB — 0.2%
Nextdoor Holding, Inc.	Nov 2018	475,479	$2,449,074	$1,550,062
Wag Labs, Inc.	Oct 2018	376,552	2,035,961	790,759
			4,485,035	2,340,821
HEALTHCARE/BIOTECH — 0.1%
23andMe Holding Co.	Oct 2017	474,260	2,552,064	829,955
TOTAL COMMON STOCK IN PUBLIC COMPANIES			7,037,099	3,170,776

COMMON STOCK IN PRIVATE COMPANIES(a),(b) — 40.3%
3D PRINTING — 0.3%
Carbon, Inc.	Jun 2019	158,853	2,125,214	3,032,504

ADVERTISING — 2.5%
GroundTruth, Inc.	Oct 2016	1,659,427	446,424	531,017
NextRoll, Inc.	Mar 2017	2,367,054	16,079,048	21,303,486
OpenX Software, Ltd.	Jun 2015	2,899,297	2,615,386	2,319,437
			19,140,858	24,153,940
AEROSPACE — 5.5%
Axiom Space, Inc.	Mar 2021	29,543	5,099,983	4,990,699
Relativity Space, Inc.	Oct 2021	437,922	9,999,993	9,735,006
Space Exploration Technologies Corp.	May 2019	490,200	10,049,100	37,745,400
			25,149,076	52,471,105
AGTECH — 0.5%
Farmer’s Business Network, Inc.	Sep 2021	87,500	5,042,625	4,972,625

ANALYTICS/BIG DATA — 4.9%
Dataminr, Inc.	Sep 2015	567,043	6,559,226	15,276,138
Domino Data Lab, Inc.	Apr 2021	330,000	4,118,400	4,752,000
Dremio Corp.(c)	Dec 2021	166,664	1,023,383	1,284,980
INRIX, Inc.	May 2014	133,238	3,026,249	6,186,240
SingleStore, Inc.	May 2020	2,148,366	10,359,604	12,911,680
Tealium, Inc.	Sep 2020	200,000	1,300,000	2,406,000
ThoughtSpot, Inc.	Oct 2018	162,087	1,745,759	4,186,707
			28,132,621	47,003,745
ARTIFICIAL INTELLIGENCE — 3.2%
Brain Corp.	Dec 2020	2,375,000	9,540,000	10,640,000
Cerebras Systems, Inc.	Feb 2022	309,813	6,946,627	6,651,685
Nanotronics Imaging, Inc.	Aug 2022	76,504	7,803,408	13,145,682
			24,290,035	30,437,367
CLEAN TECHNOLOGY — 0.1%
WiTricity Holdings, Inc.(c)	Mar 2021	166,667	1,667	500,001

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
COMMON STOCK IN PRIVATE COMPANIES(a),(b) — 40.3% (Continued)
E-COMMERCE — 0.6%
1661, Inc. (d.b.a. GOAT)(c)	Sep 2021	128,148	$760,724	$644,585
CaaStle, Inc.	Mar 2022	859,884	2,742,746	5,305,484
			3,503,470	5,950,069
EDUCATION — 1.6%
Eruditus Learning Solutions Pte., Ltd.(c)	Aug 2021	36,264	5,092,426	4,806,431
Learneo, Inc. (f.k.a. Course Hero, Inc.)	Jun 2020	270,000	3,429,200	8,542,800
Udacity, Inc.	Nov 2018	448,075	2,884,586	2,177,644
			11,406,212	15,526,875
ENTERPRISE SOFTWARE — 3.1%
Algolia, Inc.	Jan 2020	45,000	420,000	810,000
Automation Anywhere, Inc.	Jul 2021	189,449	4,019,940	1,674,729
D2iQ, Inc.	Feb 2019	165,000	1,605,450	194,700
Docker, Inc.	May 2017	2,500	531,250	70,125
EquipmentShare.com, Inc.	Oct 2021	694,800	9,985,874	10,755,504
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.)	May 2019	788,562	3,420,734	6,237,526
Tebra Technologies, Inc. (f.k.a. Kareo, Inc.)	Nov 2020	190,007	1,235,126	1,525,756
Trax, Ltd.	Mar 2020	149,970	5,100,000	7,718,956
			26,318,374	28,987,296
FINANCE/PAYMENTS — 4.2%
Betterment Holdings, Inc.	Mar 2021	1,457,800	14,999,995	17,653,958
Circle Internet Financial, Ltd.	Apr 2018	290,200	2,604,825	11,564,470
ConsenSys Software, Inc.	May 2022	31,010	3,703,824	3,909,741
Payward, Inc. (d.b.a. Kraken)	Jun 2021	105,218	5,079,228	3,060,792
Prosper Marketplace, Inc.	Jan 2016	244,130	1,307,998	126,947
Upgrade, Inc.	Apr 2022	661,053	2,900,002	3,331,707
			30,595,872	39,647,615
FOODTECH — 0.6%
Impossible Foods, Inc.	Oct 2022	373,248	3,569,496	5,957,038

GAMES — 1.4%
Epic Games	Nov 2022	17,168	10,826,013	13,021,069

HEALTHCARE/BIOTECH — 2.5%
Click Therapeutics, Inc.	Nov 2020	1,000,000	3,500,000	3,500,000
Color Health, Inc.	Feb 2022	139,486	10,039,927	9,457,151
Devoted Health, Inc.	Aug 2022	177,776	9,999,953	9,623,015
ZocDoc, Inc.	Feb 2015	61,016	1,321,708	779,174
			24,861,588	23,359,340
HOSTING/STORAGE — 0.4%
Rubrik, Inc.	Sep 2019	134,281	3,401,166	3,966,661

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
COMMON STOCK IN PRIVATE COMPANIES(a),(b) — 40.3% (Continued)
SECURITY — 5.2%
Arctic Wolf Networks, Inc.	Dec 2021	2,072,651	$20,456,420	$17,410,268
Code42 Software, Inc.	May 2016	330,000	754,500	1,141,800
Contrast Security, Inc.	Sep 2022	31,250	255,000	416,875
Exabeam, Inc.	Jul 2021	47,858	1,396,977	1,396,808
Lookout, Inc.	Jul 2022	1,869,160	10,000,006	18,766,366
Malwarebytes, Inc.	Dec 2019	134,900	809,400	1,121,019
Synk, Ltd.	Mar 2023	392,707	2,930,531	4,484,714
Tanium, Inc.	Apr 2019	640,000	4,787,200	5,011,200
			41,390,034	49,749,050
SOFTWARE — 2.9%
Discord, Inc.(c)	Dec 2021	45,694	18,332,939	21,411,295
Mynd Management, Inc.	Dec 2021	340,202	6,130,637	5,990,957
			24,463,576	27,402,252
TRANSPORTATION — 0.8%
Flexport, Inc.	Jul 2022	538,387	7,256,025	7,300,528
TOTAL COMMON STOCK IN PRIVATE COMPANIES			291,473,922	383,439,080

PREFERRED STOCK IN PRIVATE COMPANIES(a),(b) — 41.7%
ADVERTISING — 0.0%
GroundTruth, Inc., Preferred Series B-1	Jan 2017	600,000	149,200	192,000

AEROSPACE — 5.6%
Axiom Space, Inc., Preferred Series B	Dec 2020	32,221	2,019,958	5,443,093
Axiom Space, Inc., Preferred Series C-1	Aug 2021	108,731	15,612,740	18,367,928
Beta Technologies, Inc., Preferred Series A	Apr 2021	40,944	2,999,967	3,819,666
Beta Technologies, Inc., Preferred Series B	Apr 2022	58,156	5,999,954	5,739,416
Radian Aerospace, Inc., Preferred Series Seed 2	Sep 2021	607,336	1,999,997	1,992,062
Relativity Space, Inc., Preferred Series E	Jul 2021	437,922	10,299,992	9,879,520
Voyager Space Holdings, Inc., Preferred Series B	Mar 2022	192,061	7,499,982	7,499,982
			46,432,590	52,741,667
AGTECH — 2.1%
CIBO Technologies, Inc., Preferred Series C(c)	Aug 2021	600,000	3,090,000	2,916,000
Farmer’s Business Network, Inc., Preferred Series G	Sep 2021	160,880	10,199,946	9,590,057
Invaio Sciences, Inc., Preferred Series C(c)	Mar 2021	1,061,390	5,150,000	7,801,216
			18,439,946	20,307,273

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
PREFERRED STOCK IN PRIVATE COMPANIES(a),(b) — 41.7% (Continued)
ANALYTICS/BIG DATA — 3.2%
Databricks, Inc., Preferred Series G(c)	Jul 2022	182,664	$10,799,704	$11,843,934
Dataminr, Inc., Preferred Series A	Apr 2019	20,000	198,000	538,800
Dataminr, Inc., Preferred Series B	Apr 2019	87,496	866,211	2,357,142
Dremio Corp., Preferred Series E(c)	Dec 2021	469,594	4,090,000	3,822,495
Heap, Inc., Preferred Series C	May 2019	1,361,503	4,999,997	11,055,405
Heap, Inc., Preferred Series D	Nov 2021	84,047	711,170	697,590
			21,665,082	30,315,366
ARTIFICIAL INTELLIGENCE — 2.8%
Nanotronics Imaging, Inc., Preferred Series F-2	Apr 2022	90,888	15,300,066	15,617,285
VerbIT, Inc., Preferred Series A	Nov 2021	47,640	693,256	632,183
VerbIT, Inc., Preferred Series B	Nov 2021	288,180	4,194,173	3,824,148
VerbIT, Inc., Preferred Series E-1	Nov 2021	423,720	6,166,668	5,906,657
VerbIT, Inc., Preferred Series Seed 2	Nov 2021	65,000	945,904	862,550
			27,300,067	26,842,823
CLEAN TECHNOLOGY — 0.4%
WiTricity Holdings, Inc., Preferred Series A	Oct 2020	1,000,000	1,020,000	3,000,000
WiTricity Holdings, Inc., Preferred Series B	Jun 2022	333,253	999,999	999,759
			2,019,999	3,999,759
CONSUMER WEB — 0.0%
Trusper, Inc. (d.b.a. Musely), Preferred Series B	Oct 2014	7,961	100,012	143,298

E-COMMERCE — 6.0%
1661, Inc. (d.b.a. GOAT), Preferred Series A-1(c)	Sep 2021	112,563	668,206	566,192
1661, Inc. (d.b.a. GOAT), Preferred Series A-5(c)	Sep 2021	2,394	14,211	12,042
1661, Inc. (d.b.a. GOAT), Preferred Series A-7(c)	Sep 2021	146,495	869,637	736,870
1661, Inc. (d.b.a. GOAT), Preferred Series B(c)	Sep 2021	231,687	1,375,362	1,165,386
1661, Inc. (d.b.a. GOAT), Preferred Series C(c)	Sep 2021	237,913	1,412,322	1,196,702
CaaStle, Inc., Preferred Series A-12	Dec 2021	1,740,786	8,050,124	10,758,057
GrubMarket, Inc., Preferred Series D	Oct 2020	440,742	1,999,999	6,320,240
GrubMarket, Inc., Preferred Series E	Jun 2021	1,520,838	14,999,995	21,808,817
GrubMarket, Inc., Preferred Series F	Feb 2022	697,526	9,999,982	10,002,523
Lyst, Ltd., Preferred Series E	Jul 2021	401,929	5,172,500	4,682,473
			44,562,338	57,249,302
EDUCATION — 0.5%
Yanka Industries, Inc. (d.b.a. MasterClass), Preferred Series Seed 1	Jul 2021	193,100	6,146,189	4,922,119

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
PREFERRED STOCK IN PRIVATE COMPANIES(a),(b) — 41.7% (Continued)
ENTERPRISE SOFTWARE — 4.2%
Checkr, Inc., Preferred Series A-1	Mar 2020	150,000	$1,405,000	$2,266,500
Cohere Technologies, Inc., Preferred Series D-1	Feb 2022	279,571	1,999,995	1,940,223
Cohere Technologies, Inc., Preferred Series D-2	Dec 2020	386,038	2,071,233	2,590,315
EquipmentShare.com, Inc., Preferred Series E	May 2022	323,064	4,999,997	5,001,031
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.), Preferred Series E	May 2021	638,843	4,599,996	5,053,248
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.), Preferred Series F	Jun 2022	1,923,076	14,999,993	15,211,531
Ocrolus, Inc., Preferred Series C(c)	Aug 2021	438,327	3,077,450	2,998,157
Tebra Technologies, Inc. (f.k.a. Kareo, Inc.), Preferred Series Seed 2	Nov 2020	123,819	804,870	994,266
Trax, Ltd., Pre IPO	Mar 2021	76,722	3,999,978	3,984,173
			37,958,512	40,039,444
FINANCE/PAYMENTS — 5.3%
Betterment Holdings, Inc., Preferred Series F	Sep 2021	318,380	3,999,999	3,928,809
ConsenSys Software, Inc., Preferred Series D(c)	Feb 2022	35,699	5,075,000	4,758,320
Fundbox, Ltd., Preferred Series C	Jun 2019	439,552	4,999,992	6,131,750
Fundbox, Ltd., Preferred Series D	Sep 2021	531,914	7,499,988	7,462,753
Payward, Inc. (d.b.a. Kraken), Preferred Series A	Nov 2021	262,210	13,768,164	7,627,689
Payward, Inc. (d.b.a. Kraken), Preferred Series Seed	Apr 2022	67,000	3,505,340	1,949,030
Prosper Marketplace, Inc., Preferred Series A	Jan 2016	55,395	305,781	35,453
Prosper Marketplace, Inc., Preferred Series A-1	Jan 2016	58,165	116	86,666
Ripple Labs, Inc., Preferred Series A	Dec 2018	42,000	504,000	2,147,040
Upgrade, Inc., Preferred Series C-1	Mar 2022	3,290,000	14,159,000	16,581,600
			53,817,380	50,709,110
FOODTECH — 1.1%
Impossible Foods, Inc., Preferred Series E-1	Nov 2022	400,000	4,080,000	6,384,000
Impossible Foods, Inc., Preferred Series H-1(c)	Nov 2021	153,494	3,746,778	2,782,846
Impossible Foods, Inc., Preferred Series H-2(c)	Nov 2021	53,389	1,303,222	967,943
			9,130,000	10,134,789
HARDWARE — 0.3%
Hydrow, Inc., Preferred Series D	Feb 2022	435,304	4,999,989	2,507,351

HEALTHCARE/BIOTECH — 2.2%
Click Therapeutics, Inc., Preferred Series A	Nov 2020	60,087	210,304	210,305
Collective Health, Inc., Preferred Series F	May 2021	3,989,361	3,120,000	2,632,978
Crossover Health Management Services, Inc., Preferred Series D	Mar 2021	248,865	8,849,474	10,146,226
Omada Health, Inc., Preferred Series E	Dec 2021	1,334,400	7,999,995	7,285,824
ZocDoc, Inc., Preferred Series A	Feb 2015	35,000	875,000	446,950
			21,054,773	20,722,283

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Acquisition Date	Shares/ Principal	Cost	Fair Value
PREFERRED STOCK IN PRIVATE COMPANIES(a),(b) — 41.7% (Continued)
SECURITY — 3.5%
Contrast Security, Inc., Preferred Series A	Jul 2022	828,514	$10,300,003	$11,052,377
Contrast Security, Inc., Preferred Series C	Nov 2022	1,164,596	7,649,998	15,535,710
Cybereason, Inc., Preferred Series F(c)	Jul 2021	1,510,600	7,631,457	2,398,306
Exabeam, Inc., Preferred Series A	Nov 2020	80,000	1,020,000	2,334,920
Exabeam, Inc., Preferred Series F-1	Jun 2023	6,642	193,878	193,880
Lookout, Inc., Preferred Series A	Feb 2015	204,000	1,927,800	2,048,160
			28,723,136	33,563,353
SOFTWARE — 1.0%
Roofstock, Inc., Preferred Series E	Mar 2022	339,154	9,999,990	9,231,772

TRANSPORTATION — 3.5%
Clearmotion, Inc., Preferred Series A-3	Mar 2022	2,075,885	341,068	417,668
Clearmotion, Inc., Preferred Series A-4	Mar 2022	12,954,589	908,932	2,606,463
Clearmotion, Inc., Preferred Series B	Mar 2023	2,484,760	500,000	499,934
Flexport, Inc., Preferred Series A	Jun 2022	580,165	8,489,030	7,867,038
Flexport, Inc., Preferred Series B-1	Jul 2022	69,790	944,665	946,353
Flexport, Inc., Preferred Series D-3	Jul 2022	82,613	1,117,776	1,120,232
Hyperloop Technologies, Inc., Preferred Series B-1	Jun 2017	1,381	999,999	4,920
Hyperloop Technologies, Inc., Preferred Series C	May 2019	4,330	37,938	15,426
Loadsmart, Inc., Preferred Series D	Jan 2022	500,000	10,000,000	8,520,000
Neutron Holdings, Inc. (d.b.a. Lime), Preferred Series 1-D	Mar 2019	20,618,556	5,000,000	1,443,299
Turo, Inc., Preferred Series D-1	Jun 2018	628,035	2,932,295	9,389,123
			31,271,703	32,830,456
TOTAL PREFERRED STOCK IN PRIVATE COMPANIES			363,770,906	396,452,165

CONVERTIBLE NOTES OF PRIVATE COMPANIES(b) — 5.3%
ARTIFICIAL INTELLIGENCE — 0.3%
Nanotronics Imaging, Inc., 5.00% 4/25/2025	Apr 2023	$3,000,000	3,000,000	3,000,000

HOSTING/STORAGE — 1.1%
TMGcore, Inc., 4.00% 8/11/2026	Dec 2021	$10,000,000	10,000,000	10,000,000

SECURITY — 0.0%
Exabeam, Inc., 12.00% 6/15/2028	Jun 2023	$78,659	78,659	78,660

SOFTWARE — 2.3%
Tradeshift Holdings, Inc., 6.00% 6/15/2023(d)	Jun 2021	$10,000,000	5,429,156	10,000,000
Tradeshift Holdings, Inc., 6.00% 11/22/2023(d)	Nov 2021	$5,000,000	2,574,645	5,000,000
Tradeshift Holdings, Inc., 7.00% 3/25/2024	Mar 2022	$5,000,000	2,461,948	5,000,000
Tradeshift Holdings, Inc., 12.00% 4/3/2025	Apr 2023	$2,227,053	2,227,053	2,227,053
			12,692,802	22,227,053

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Acquisition Date	Principal/Units/ Commitment	Cost	Fair Value
CONVERTIBLE NOTES OF PRIVATE COMPANIES(b) — 5.3% (Continued)
TRANSPORTATION — 1.6%
Neutron Holdings, Inc. (d.b.a. Lime), 4.00% 10/29/2025	Oct 2021	$15,000,000	$15,000,000	$14,550,000
Neutron Holdings, Inc. (d.b.a. Lime), 4.00% 6/1/2027	Jun 2020	$253,169	252,362	253,169
			15,252,362	14,803,169
TOTAL CONVERTIBLE NOTES OF PRIVATE COMPANIES			41,023,823	50,108,882

WARRANTS OF PRIVATE COMPANIES(a),(b) — 0.7%
SOFTWARE — 0.7%
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 11/21/2031	Nov 2021	213,797	2,425,355	1,568,885
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 9/9/2031	Dec 2021	427,594	4,570,844	3,137,770
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 3/25/2032	Mar 2022	213,797	2,538,052	1,568,885
			9,534,251	6,275,540
TRANSPORTATION — 0.0%
Neutron Holdings, Inc. (d.b.a. Lime), Exercise Price $0.01, Exercise Date 6/2/2027	Jun 2020	1,016,483	807	37,000
TOTAL WARRANTS OF PRIVATE COMPANIES			9,535,058	6,312,540

SIMPLE AGREEMENT FOR FUTURE EQUITY OF PRIVATE COMPANIES(a)(b) — 0.1%
AEROSPACE — 0.1%
Xplore, Inc.	Feb 2022	1,000,000	1,000,000	1,000,000
TOTAL SIMPLE AGREEMENT FOR FUTURE EQUITY OF PRIVATE COMPANIES			1,000,000	1,000,000

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
SPECIAL PURPOSE VEHICLES/PRIVATE FUNDS(a),(b) — 0.1%
PRIVATE FUNDS — 0.1%
Northgate Growth Fund III(f)	Dec 2022	800,000	$800,000	$773,504
TOTAL SPECIAL PURPOSE VEHICLES/PRIVATE FUNDS			800,000	773,504

SHORT-TERM INVESTMENTS — 11.3%
MUTUAL FUND — 11.3%
Goldman Sachs Government Fund, 4.95% (e)			107,318,528	107,318,528

TOTAL SHORT-TERM INVESTMENTS			107,318,528	107,318,528

TOTAL INVESTMENTS — 99.8%			821,959,336	948,575,475
Other assets less liabilities — 0.2%				2,007,866

NET ASSETS — 100.0%				$950,583,341

(a)	Equity positions are non-income producing and debt positions are income producing.

(b)

Investments in private companies, and in some cases public companies, may be subject to restrictions on disposition imposed by the issuer. All positions held are non-controlled and non-affiliated investments, as defined by the Investment Company Act of 1940, as amended (“1940 Act”). As of June 30, 2023 restricted securities represented 88.17% of the net assets of the Fund.

(c)

These securities have been purchased through Special Purpose Vehicles/Private Funds in which the Fund has a direct investment of ownership units of the Vehicles. The shares, cost basis and fair value stated are disclosed based on the underlying securities purchased by the Vehicle and the Fund’s ownership percentage.

(d)	Denotes a variable rate security. The rate shown is the current interest rate as of June 30, 2023.

(e)	Represents the 7-day effective yield as of June 30, 2023.

(f)	These investments in Special Purpose Vehicles/Private Funds are expected to be invested into Portfolio Companies’ common and preferred shares.

All issuers are based in the United States, except for Lyst, Ltd., OpenX Software, Ltd., and Snyk, Ltd., which are based in the UK, and Trax, Ltd., Eruditus Learning Solutions Pte., Ltd., and Fundbox, Ltd., which are based in the Cayman Islands, Singapore, and Israel, respectively.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments, at fair value (cost $821,959,336) (Note 3)	$948,575,475
Receivable for investments sold	600
Receivable for fund shares sold	358,818
Interest receivable	4,039,664
Prepaid expenses and other assets	137,483
Total assets	953,112,040

Liabilities:
Advisory fees	1,531,975
Payable for shareholder servicing fees - Class L	785
Payable for shareholder servicing fees - Class A	35,046
Payable for audit and tax fees	131,833
Payable for transfer agent fees	277,139
Payable for 12b-1 fees - Class L	785
Other accrued liabilities	551,136
Total liabilities	2,528,699
Commitments and contingences (Note 9)
Net assets	$950,583,341

Net assets consist of:
Capital stock (unlimited shares authorized, no par value)	$847,201,100
Total distributable earnings	103,382,241
Net assets	$950,583,341

Net assets:
Class A	$164,564,472
Class I	782,290,440
Class L	3,728,429
Total net assets	$950,583,341

Shares outstanding:
Class A	4,120,856
Class I	19,300,685
Class L	94,709
Total shares outstanding	23,516,250

Net asset value, public offering price, and redemption proceeds per share:
Class A - Net asset value and redemption proceeds per share	$39.93
Class I - Net asset value and redemption proceeds per share	$40.53
Class L - Net asset value and redemption proceeds per share	$39.37
Class A - Public offering price per share(a)	$42.37
Class L - Public offering price per share(b)	$41.12

(a)	Computation of public offering price per share 100/94.25 of net asset value. (See Note 10).

(b)	Computation of public offering price per share 100/95.75 of net asset value. (See Note 10).

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Statement of Operations

For the six months ended June 30, 2023 (Unaudited)

Investment Income:
Dividends[1]	$346,347
Interest[2]	4,539,813
Total investment income	4,886,160

Expenses:
Investment advisory fees (Note 5)	9,493,358
Transfer agent fees	880,661
Audit and tax fees	315,734
Legal fees[3]	274,881
Printing & postage	218,233
Fund accounting & administration fees	205,698
Insurance fees	94,746
Trustee fees	91,698
Shareholder servicing fees - Class A	90,017
Miscellaneous expenses	64,651
Registration fees	52,963
Chief compliance officer fees	44,630
Custodian fees	23,564
SEC fees	17,067
Distribution fees - Class L	4,619
Shareholder servicing fees - Class L	1,469
Total expenses	11,873,989
Less: Net contractual waiver of fees and reimbursement of expenses (Note 4)	(156,341)
Net expenses	11,717,648
Net investment loss	$(6,831,488)

Net realized loss on investments	(7,546,696)
Net change in unrealized loss on investments	(20,224,180)
Net realized & change in unrealized loss on investments	(27,770,876)
Net change in net assets from operations	$(34,602,364)

[1]	Includes paid-in-kind dividend of $346,347.

[2]	Includes paid-in-kind interest of $1,408,681.

[3]

Includes extraordinary expenses incurred during the six months ended. Extraordinary expenses related to Legal expenses incurred in the amount of $5,406 were excluded from the contractual waiver of fees due to their nature. Please see Note 4 in the Notes to the Financial Statements for additional information.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Statements of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Operations:
Net investment loss	$(6,831,488)	$(16,067,759)
Net realized loss on investments	(7,546,696)	(5,976,695)
Net change in unrealized gain/loss on investments	(20,224,180)	20,286,802
Net change in net assets resulting from operations	(34,602,364)	(1,757,652)

Distributions to Shareholders:
Distributions from long term capital gains	—	(14,486,991)
Net change in net assets from distributions	—	(14,486,991)

Fund share transactions:
Proceeds from shares issued - Class A	10,978,949	64,299,732
Proceeds from shares issued - Class I	87,851,155	439,954,802
Proceeds from shares issued - Class L	562,306	1,615,901
Reinvested distributions - Class A	—	951,826
Reinvested distributions - Class I	—	5,539,070
Reinvested distributions - Class L	—	50,276
Cost of shares repurchased- Class A	(18,827,751)	(42,652,800)
Cost of shares repurchased- Class I	(84,494,703)	(190,815,002)
Cost of shares repurchased- Class L	(171,534)	(1,896,389)
Net change in net assets from fund share transactions	(4,101,578)	277,047,416
Net change in net assets	$(38,703,942)	$260,802,773

Net assets:
Beginning of period	$989,287,283	$728,484,510
End of period	$950,583,341	$989,287,283

Transactions in shares:
Issuance of shares - Class A	268,204	1,492,876
Issuance of shares - Class I	2,114,020	10,118,688
Issuance of shares - Class L	13,882	37,898
Reinvested distributions - Class A	—	22,749
Reinvested distributions - Class I	—	130,638
Reinvested distributions - Class L	—	1,218
Repurchase of shares - Class A	(463,565)	(992,797)
Repurchase of shares - Class I	(2,058,476)	(4,415,495)
Repurchase of shares - Class L	(4,322)	(45,436)
Net change in shares	(130,257)	6,350,339

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Statement of Cash Flows

For the six months ended June 30, 2023 (Unaudited)

Cash flows from operating activities:
Net change in net assets from operations	$(34,602,364)
Adjustments to reconcile net change in net assets from operations to net cash used in operating activities:
Purchases of investments	(17,110,955)
Net sales of short-term investments	17,581,819
Proceeds from sales of investments	9,704,677
Net change in unrealized loss on investments	20,224,180
Net realized loss on investments	7,546,696
Change in operating assets and liabilities:
Increase in interest receivable	(1,191,062)
Decrease in prepaid expenses and other assets	234,561
Decrease in net payable to adviser	(42,736)
Decrease in other accrued liabilities	(22,127)
Net cash used in operating activities	2,322,689

Cash flows from financing activities:
Proceeds from shares issued, net of change in receivable for fund shares sold	99,519,817
Cost of shares redeemed	(101,842,506)
Net cash provided by financing activities	(2,322,689)

Net change in cash	—

Cash at beginning of period	—
Cash at end of period	$—

Supplemental disclosure of noncash financing activities
Transfer in and out between share classes	$1,651,482

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Financial Highlights – Class A

For a capital share outstanding throughout each period

	Six months ended June 30, 2023 (Unaudited)(a)		Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020	Year ended December 31, 2019		Year ended December 31, 2018
Per share operating performance
Net asset value, beginning of period	$41.37		$41.77		$36.33		$29.96	$28.44		$26.85

Change in net assets from operations:
Net investment loss	(0.30)		(0.80)		(0.88)		(0.90)	(0.88)		(0.71)
Net realized and unrealized gain (loss) on investments	(1.14)		0.98		9.54		7.98	2.40		2.30
Total change in net assets from operations	(1.44)		0.18		8.66		7.08	1.52		1.59

Distributions:
From net return of capital	—		—		—		(0.07)	—		—
From net realized gain on investments	—		(0.58)		(3.22)		(0.64)	—		—
Total distributions	—		(0.58)		(3.22)		(0.71)	—		—
Net increase (decrease) in net asset value	(1.44)		(0.40)		5.44		6.37	1.52		1.59
Net asset value, end of period	$39.93		$41.37	(b)	$41.77		$36.33	$29.96		$28.44

Total return(c)	(3.50	)%(d)	0.42%		23.85%		23.69%	5.34%		5.92%

Ratios and supplemental data
Net assets, end of period (in thousands)	$164,564		$178,577		$158,433		$103,984	$108,068		$109,902
Ratio of net expenses to average net assets(e)	2.55	%(f)(g)(h)	2.51	%(i)	2.51	%(j)	2.50%	2.79	%(k)	2.50%
Ratio of gross expenses before reimbursement to average net assets	2.46	%(g)	2.41%		2.64%		2.97%	3.56%		3.29%
Ratio of net investment loss to average net assets	(1.48	)%(g)	(1.89)%		(2.42)%		(2.48)%	(2.71)%		(2.44)%
Portfolio turnover	1.13	%(d)	3.17%		26.20%		6.97%	14.76%		24.75%

(a)	Per share calculations are based on average shares outstanding throughout the period.
(b)	The NAV per share has been adjusted from the published NAV of $41.75 for post-closing adjustments.
(c)	The Fund’s total investment returns do not include a sales load.
(d)	Not annualized for periods less than one year.
(e)

The ratio of net expenses includes recoupment of previously waived and/or reimbursed fees of $78,281 and $184,461, or 0.09% and 0.10%, for the six month period ended June 30, 2023 and fiscal year ended December 31, 2022, respectively, and contractual waivers and expense reimbursements of $171,876, $492,357, $916,804, and $887,579, or 0.12%, 0.47%, 0.78%, and 0.79%, for the fiscal years ended December 31, 2021, 2020, 2019, and 2018, respectively. Please see Note 4 in the Notes to the Financial Statements for additional information.

(f)

During the six months ended June 30, 2023, there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $947 or 0.00%.

(g)	Annualized for period less than one year.
(h)

Effective May 1, 2023, the Investment Adviser contractually agreed to waive management fees and/or reimburse the Fund for expenses the Fund incurs, subject to certain exclusions, to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement to an annual rate of of 2.65%, 2.40%, and 2.90% (each, an “Expense Limit”) of the average daily net assets of the Fund attributable to Class A, Class I and Class L Shares, respectively. Prior to May 1, 2023, the Expense Limit for Class A shares was 2.50%.

(i)

During the fiscal year ended December 31, 2022, there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $17,472 or 0.01%.

(j)

During the fiscal year ended December 31, 2021, there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $17,584 or 0.01%.

(k)

During the fiscal year ended December 31, 2019, there were certain expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $336,193 or 0.29%.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Financial Highlights – Class I

For a capital share outstanding throughout each period

	Six months ended June 30, 2023 (Unaudited)(a)		Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020	Year ended December 31, 2019		Year ended December 31, 2018
Per share operating performance
Net asset value, beginning of period	$41.94		$42.22		$36.61		$30.12	$28.51		$26.85

Change in net assets from operations:
Net investment loss	(0.25)		(0.65)		(0.62)		(0.47)	(0.59)		(0.20)
Net realized and unrealized gain (loss) on investments	(1.16)		0.95		9.45		7.67	2.20		1.86
Total change in net assets from operations	(1.41)		0.30		8.83		7.20	1.61		1.66

Distributions:
From net return of capital	—		—		—		(0.07)	—		—
From net realized gain on investments	—		(0.58)		(3.22)		(0.64)	—		—
Total distributions	—		(0.58)		(3.22)		(0.71)	—		—
Net increase (decrease) in net asset value	(1.41)		(0.28)		5.61		6.49	1.61		1.66
Net asset value, end of period	$40.53		$41.94	(b)	$42.22		$36.61	$30.12		$28.51

Total return	(3.36	)%(c)	0.70%		24.13%		23.97%	5.65%		6.18%

Ratios and supplemental data
Net assets, end of period (in thousands)	$782,290		$807,234		$566,272		$197,921	$82,992		$33,945
Ratio of net expenses to average net assets(d)	2.30	%(e)(f)(g)	2.26	%(h)	2.26	%(i)	2.25%	2.54	%(j)	2.25%
Ratio of gross expenses before reimbursement to average net assets	2.36	%(f)	2.34%		2.50%		2.75%	3.36%		3.10%
Ratio of net investment loss to average net assets	(1.23	)%(f)	(1.62)%		(2.15)%		(2.24)%	(2.46)%		(2.17)%
Portfolio turnover	1.13	%(c)	3.17%		26.20%		6.97%	14.76%		24.75%

(a)	Per share calculations are based on average shares outstanding throughout the period.
(b)	The NAV per share has been adjusted from the published NAV of $42.32 for post-closing adjustments.
(c)	Not annualized for periods less than one year.
(d)

The ratio of net expenses includes contractual waivers and expense reimbursements of $236,695, $631,951, $899,197, $567,388, $546,174, and $94,654, or 0.06%, 0.08%, 0.23%, 0.50%, 0.82%, and 0.85%, for the six month period ended June 30, 2023, fiscal years ended December 31, 2022, 2021, 2020, 2019, and 2018, respectively. Please see Note 4 in the Notes to the Financial Statements for additional information.

(e)

During the six months ended June 30, 2023, there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $4,439 or 0.00%.

(f)	Annualized for period less than one year.
(g)

Effective May 1, 2023, the Investment Adviser contractually agreed to waive management fees and/or reimburse the Fund for expenses the Fund incurs, subject to certain exclusions, to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement to an annual rate of of 2.65%, 2.40%, and 2.90% (each, an “Expense Limit”) of the average daily net assets of the Fund attributable to Class A, Class I and Class L Shares, respectively. Prior to May 1, 2023, the Expense Limit for Class I shares was 2.25%.

(h)

During the fiscal year ended December 31, 2022, there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $74,334 or 0.01%.

(i)

During the fiscal year ended December 31, 2021, there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $48,772 or 0.01%.

(j)

During the fiscal year ended December 31, 2019, there were certain expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $189,435 or 0.29%.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Financial Highlights – Class L

For a capital share outstanding throughout each period

	Six months ended June 30, 2023 (Unaudited)(a)		Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020	Year ended December 31, 2019		Period ended December 31, 2018*
Per share operating performance
Net asset value, beginning of period	$40.82		$41.33		$36.07		$29.83	$28.39		$28.37

Change in net assets from operations:
Net investment loss	(0.35)		(1.12)		(0.82)		(0.67)	(0.58)		(0.49)
Net realized and unrealized gain (loss) on investments	(1.10)		1.19		9.30		7.62	2.02		0.51
Total change in net assets from operations	(1.45)		0.07		8.48		6.95	1.44		0.02

Distributions:
From net return of capital	—		—		—		(0.07)	—		—
From net realized gain on investments	—		(0.58)		(3.22)		(0.64)	—		—
Total distributions	—		(0.58)		(3.22)		(0.71)	—		—
Net increase (decrease) in net asset value	(1.45)		(0.51)		5.26		6.24	1.44		0.02
Net asset value, end of period	$39.37		$40.82	(b)	$41.33		$36.07	$29.83		$28.39

Total return(c)	(3.58	)%(d)	0.16%		23.52%		23.36%	5.07%		0.07	%(d)

Ratios and supplemental data
Net assets, end of period (in thousands)	$3,728		$3,476		$3,780		$1,539	$810		$1
Ratio of net expenses to average net assets(e)	2.80	%(f)(g)(h)	2.76	%(i)	2.76	%(j)	2.75%	3.04	%(k)	2.75	%(g)
Ratio of gross expenses before reimbursement to average net assets	2.69	%(g)	2.63%		2.84%		3.18%	3.86%		3.60	%(g)
Ratio of net investment loss to average net assets	(1.74	)%(g)	(2.14)%		(2.66)%		(2.74)%	(2.97)%		(2.68	)%(g)
Portfolio turnover	1.13	%(d)	3.17%		26.20%		6.97%	14.76%		24.75	%(d)

*	Reflects operations for the period from May 11, 2018 (inception date) to June 30, 2018.
(a)	Per share calculations are based on average shares outstanding throughout the period.
(b)	The NAV per share has been adjusted from the published NAV of $41.20 for post-closing adjustments.
(c)	The Fund’s total investment returns do not include a sales load.
(d)	Not annualized for periods less than one year.
(e)

The ratio of net expenses includes recoupment of previously waived and/or reimbursed fees of $2,073 and $5,663, or 0.11% and 0.13%, for the six month period ended June 30, 2023 and fiscal year ended December 31, 2022, respectively, and contractual waivers and expense reimbursements of $2,134, $4,514, $4,364, and $6, or 0.08%, 0.43%, 0.82%, and 0.85%, for the fiscal years ended December 31, 2021, 2020, and 2019, and the fiscal period ended December 31, 2018, respectively. Please see Note 4 in the Notes to the Financial Statements for additional information.

(f)

During the six months ended June 30, 2023, there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $20 or 0.00%.

(g)	Annualized for period less than one year.
(h)

Effective May 1, 2023, the Investment Adviser contractually agreed to waive management fees and/or reimburse the Fund for expenses the Fund incurs, subject to certain exclusions, to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement to an annual rate of of 2.65%, 2.40%, and 2.90% (each, an “Expense Limit”) of the average daily net assets of the Fund attributable to Class A, Class I and Class L Shares, respectively. Prior to May 1, 2023, the Expense Limit for Class L shares was 2.75%.

(i)

During the fiscal year ended December 31, 2022, there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $428 or 0.01%.

(j)

During the fiscal year ended December 31, 2021, there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $361 or 0.01%.

(k)

During the fiscal year ended December 31, 2019, there were certain expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $1,514 or 0.29%.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Notes to the Financial Statements

June 30, 2023 (Unaudited)

1. Organization

The Private Shares Fund (the “Fund”) was established as a limited liability company under the laws of the State of Delaware on August 20, 2012 and converted into a Delaware statutory trust on March 22, 2013. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a diversified, closed-end management investment company that operates as an “interval fund” under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of beneficial interest of the Fund (the “Shares”) are continuously offered under Rule 415 of the Securities Act of 1933, as amended (the “Securities Act”). As an interval fund, the Fund makes quarterly repurchase offers for 5% of the Fund’s outstanding Shares at net asset value (“NAV”), with no repurchase fee incurred. The Fund’s inception date was March 25, 2014. Prior to March 25, 2014, the Fund had been inactive except for matters relating to the Fund’s establishment, designation and planned registration of the Fund’s Shares under the Securities Act and the sale of 5,000 Shares (“Initial Shares”) for $100,000 to the Fund’s initial shareholder, which occurred on July 30, 2013.

The investment objective of the Fund is to provide investors capital appreciation, which it seeks by primarily investing, under normal market conditions, at least 80% of (i) the value of its net assets, plus (ii) the amount of any borrowings for investment purposes, in the equity securities (e.g., common and/or preferred stock, or equity-linked securities convertible into such equity securities) of private, operating growth companies (each, a “Portfolio Company”). Liberty Street Advisors, Inc.’s (the “Investment Adviser”) primary strategy is to invest in Portfolio Companies and to hold such securities until a liquidity event with respect to such Portfolio Company occurs, such as an initial public offering, or a merger or acquisition transaction. The Fund currently offers three different classes of shares: Class A, Class I, and Class L shares. The separate classes of shares differ principally in the applicable sales charges (if any) and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized and unrealized gains/losses pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a class are charged directly to that class. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees.

2. Significant accounting policies

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investment transactions and income recognition — Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on a specific identification basis. Dividend income is recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Interest income and estimated expenses are accrued daily.

Use of estimates — The preparation of the financial statements in accordance with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment valuation — The Fund’s NAV is based in large part on the value of its securities which are carried at fair value in accordance with the provisions of FASB ASC Topic 820, Fair Value Measurements and Disclosures. Where reliable market prices are available for those securities, the Investment Adviser will rely on those prices. However, because the securities in which the Fund invests are often illiquid, market prices may not be readily available or, where available, may be unreliable. At any point in time, there may be few recent purchase or sale transactions or offers on which to base the value of a given Portfolio Company’s security. In addition, the prices reflected in recent transactions or offers may be extremely sensitive to changes in supply or demand, including changes fueled by investor perceptions or other conditions.

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2023 (Unaudited)

2. Significant accounting policies — (continued)

When reliable market values are not available, the Fund’s investments will be valued by the Investment Adviser, as the Valuation Designee designated by the Board of Trustees, pursuant to valuation procedures and methodologies approved by the Board of Trustees. While the Valuation Designee will use good faith efforts to determine the fair value of the Fund’s securities, fair value will be dependent on the judgment of the Valuation Designee. The Investment Adviser may also rely to some extent on information provided by the Portfolio Companies.

From time to time, the Fund may determine that it should modify its estimates or assumptions, as new information becomes available. As a consequence, the value of the securities, and therefore the Fund’s NAV, may vary. This may adversely affect Shareholders. Because of the uncertainty and judgment involved in the valuation of the Portfolio Company securities, which do not have a readily available market, the estimated fair value of such securities may be different from values that would have been used had a readily available market existed for such securities. In addition, in the event that the Fund desires to sell Portfolio Company shares, the Fund may also not be able to sell these securities at the prices at which they are carried on the Fund’s books or may have to delay their sale in order to do so. This may adversely affect the Fund’s NAV.

There were no changes to the valuation approaches or techniques applied during 2023.

Federal income taxes — The Fund’s policy is to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of its net investment income and any net realized capital gain. Therefore, a federal income tax or excise tax provision is not required.

Management has evaluated all tax positions taken or expected to be taken by the Fund to determine whether each tax position is more likely than not (i.e. greater than 50%) to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions that do not meet the more likely than not threshold may result in a tax benefit or expense in the current year. If the Fund were to incur an income tax liability in the future, interest on any income tax liability would be reported as interest expense and penalties on any income tax liability would be reported as income taxes. No interest expense or penalties have been recognized as of or for the six months ended June 30, 2023. Management of the Fund also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months. Management has determined that the Fund has not taken any tax positions which do not meet the more likely than not threshold and as such, no liabilities related to uncertain tax positions have been reflected in the Fund’s financial statements.

Management analyzed all open tax years, as defined by the applicable statute of limitations for all major jurisdictions in which it files tax returns, which includes federal and certain states. The Fund’s 2019 - 2022 tax years are open to examination as of June 30, 2023.

Distributions to shareholders — The Fund distributes net investment income and net realized gains (net of any capital loss carryovers), if any, annually. The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment of net operating loss, wash sales, non-deductible offering costs and capital loss carryforwards. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities, based on their federal tax treatment. Temporary differences do not require reclassification.

Shareholder service fee plan — Under the terms of the Fund’s Shareholder Services Plan, the Fund may compensate financial industry professionals for providing ongoing services with respect to clients to whom they have distributed Class A and Class L Shares of the Fund. Both Class A and Class L may incur shareholder servicing fees on an annual basis up to 0.25% of its daily average NAV. Class I is not subject to a shareholder servicing fee. For the six months ended June 30, 2023, Class A and Class L incurred $90,017 and $1,469, respectively, in shareholder servicing fees.

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2023 (Unaudited)

2. Significant accounting policies — (continued)

Distribution fee plan — Under the terms of the Fund’s Distribution Plan, the Fund may compensate financial industry professionals for providing ongoing services in respect to certain activities relating to the distribution of Class L to investors and maintenance of shareholder accounts, as well as for payments to the Class L platform sponsors. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to have asset based distribution fees. Under the Distribution Plan, Class L pays the Distributor a Distribution Fee at an annual rate of 0.25% of its average daily NAV. Class A and Class I are not subject to a distribution fee. For the six months ended June 30, 2023, Class L incurred $4,619 in distribution fees.

The Investment Adviser’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Investment Adviser. The marketing agreement between the Investment Adviser and HRC is not part of the Distribution Plan. The Investment Adviser pays HRC out of its own resources and without additional cost to the Fund or its shareholders. In addition, for its wholesaling activities, HRC receives sales charges from the Fund’s Distributor pursuant to a wholesaling agreement with the Fund’s Distributor. For the six month period ended June 30, 2023, HRC received $13,202 in sales charges from the Fund’s Distributor for the wholesaling services.

Line of credit — On June 15, 2021, the Fund entered into a one-year Credit Facility Agreement (“Facility”) of $22,000,000 (“Committed Facility”) and $8,000,000 (“Uncommitted Facility”) with UMB Bank, N. A. (the “Bank”), with the possibility of renewal at the end of the term for another year. The Facility was renewed for another year, effective June 12, 2023, under the following terms:

The Committed Facility and Uncommitted Facility amounts increased to $49,564,000 and $10,436,000, respectively. No more than once per quarter, the Fund is permitted to increase the Committed Facility to an amount equal to the greater of (i) $49,564,000 and (ii) 5% of the Fund’s assets under management. The Fund’s Uncommitted Facility will increase or decrease so that the aggregate Commitments do not exceed $60,000,000 unless consented to by the Bank. Borrowings under the Facility bear interest at the 1-Month Secured Overnight Financing Rate (SOFR) plus 2.50%, annually. The purpose of the Facility is to potentially finance temporarily the redemption of shares of the Fund. Any interest derived from usage of the line of credit should be treated as exclusive of the expense cap. As compensation for holding the lending commitment available, the Fund is charged a commitment fee on the average daily unused balance of the Committed Facility at the rate of 0.20% per annum. Commitment fees for the period January 1, 2023 through June 30, 2023 were $50,526 and are included within Miscellaneous expenses on the Statement of Operations. The Fund did not borrow under the Facility during the six-month period ended and had no outstanding balance at June 30, 2023.

Transactions with affiliates — To the extent any affiliate of the Investment Adviser or the Fund (“Affiliated Broker”) receives any fee, payment, commission, or other financial incentive of any type (“Broker Fees”) in connection with the purchase and sale of securities by the Fund, such Broker Fees will be subject to policies and procedures adopted by the Board of Trustees pursuant to Section 17(e) and Rule 17e-1 of the 1940 Act. These policies and procedures include a quarterly review of Broker Fees by the Board of Trustees. Among other things, Section 17(e) and those procedures provide that, when acting as broker for the Fund in connection with the purchase or sale of securities to or by the Fund, an affiliated broker may not receive any compensation exceeding the following limits: (1) if the transaction is effected on a securities exchange, the compensation may not exceed the “usual and customary broker’s commission” (as defined in Rule 17e-1 under the 1940 Act); (2) in the case of the purchase of securities by the Fund in connection with a secondary distribution, the compensation cannot exceed 2% of the sale price; and (iii) the compensation for transactions otherwise effected cannot exceed 1% of the purchase or sale price. Rule 17e-1 defines a “usual and customary broker’s commission” as one that is fair compared to the commission received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. Notwithstanding the foregoing, no Affiliated Broker will receive any undisclosed fees from the Fund in connection with any transaction involving the Fund and such Affiliated Broker, and to the extent any transactions involving the Fund are effected by an

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2023 (Unaudited)

2. Significant accounting policies — (continued)

Affiliated Broker, such Affiliated Broker’s Broker Fees for such transactions shall be limited in accordance with Section 17(e)(2) of the 1940 Act and the Fund’s policies and procedures concerning Affiliated Brokers. The Fund did not conduct any transactions with an Affiliated Broker for the six months ended June 30, 2023.

The Fund has implemented certain written policies and procedures to ensure that the Fund does not engage in any transactions with any prohibited affiliates. Under the 1940 Act, our Board of Trustees has a duty to evaluate, and shall oversee the analysis of, all conflicts of interest involving the Fund and its affiliates, and shall do so in accordance with the aforementioned policies and procedures.

Investments in private investments in public equities — The Fund invests in equity securities of an issuer that are issued through a private investment in public equity (“PIPE”) transaction. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the issuer’s common stock. Securities purchased through PIPE transactions will be restricted from trading and generally considered illiquid until a registration statement for the shares is filed and declared effective. These securities are valued the same as other equity securities as noted above. Securities purchased through PIPE transactions are classified as Level 2 of the fair value hierarchy until such time as the trading restriction is removed.

Investments in special purpose vehicles — Special purpose vehicles (“SPVs”) consist of an investment by the Fund in an entity that invests directly in the common or preferred stock of a Portfolio Company. Investments in SPVs are generally valued using the same fair value techniques for our securities held by the Fund once the investment has been made by the SPV into the underlying Portfolio Company and are categorized as Level 3 of the fair value hierarchy. The investments in an SPV that have yet to purchase the underlying securities are held at cost and are categorized in Level 3 of the fair value hierarchy.

3. Fair value measurements

GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●

Level 1 — quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

●

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active). Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

●	Level 3 — significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

For the six months ended June 30, 2023, there were no transfers out of Level 3.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. There were no changes to these techniques or approaches during the six months ended June 30, 2023.

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2023 (Unaudited)

3. Fair value measurements — (continued)

Securities traded on a national exchange (or reported on the NYSE and NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments which are marketable and to the extent the inputs are observable and timely, are categorized in Level 2 of the fair value hierarchy.

The Fund’s portfolio holdings are primarily in Level 3 investments. As they are not publicly traded, and many are subject to restrictions on resale, the investments are less liquid than publicly traded securities, resulting in increased liquidity risk to the Fund.

The Fund’s portfolio investments will generally not be in publicly traded securities. Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Investment Adviser under consistently applied policies and procedures approved by the Board of Trustees in accordance with GAAP. The Board has designated the Investment Adviser to be the Valuation Designee to prepare Portfolio Company valuations. The Valuation Designee has adopted appropriate segregation protocols to minimize the Fund portfolio managers’ influence on the Adviser’s Fair Value process. The types of factors that the Investment Adviser will take into account in determining fair value, subject to review and ratification where required by the Board of Trustees with respect to such non-traded investments, will include, as relevant and, to the extent available, the Portfolio Company’s earnings, the markets in which the Portfolio Company does business, comparison to valuations of publicly traded companies in the Portfolio Company’s industry, comparisons to recent sales of comparable companies, the discounted value of the cash flows of the Portfolio Company, the rights and preferences of the specific securities held, and other relevant factors. This information may not be available because it is difficult to obtain financial and other information with respect to private companies. In considering the extent and nature of information utilized in the valuation process, management will generally apply a greater weighting to that information which is recent and observable. Because such valuations are inherently uncertain and may be based on estimates, the determinations of fair value may differ materially from the values that would be assessed if a readily available market for these securities existed. Based on these factors, the investments in private companies will generally be presented as a Level 3 investment. Changes in accounting standards, such as the recent change in revenue recognition policies, may not be adopted consistently by issuers or at the same time, and as a result varied implementation may make it more difficult for the Fund to properly evaluate or compare financial information provided by Portfolio Companies of the Fund or to determine the validity of data of publicly traded company comparables for purposes of valuing the Fund’s portfolio holdings.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to determine fair value of the Fund’s investments as of June 30, 2023:

Investment in Securities	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Security Type
Common stock in public companies*	$3,170,776	$—	$—	$3,170,776
Common stock in private companies*	—	—	383,439,080	383,439,080
Preferred stock in private companies*	—	—	396,452,165	396,452,165
Convertible notes of private companies*	—	—	50,108,882	50,108,882
Warrants of private companies*	—	—	6,312,540	6,312,540
Simple agreement for future equity of private companies	—	—	1,000,000	1,000,000
Short-term investments	107,318,528	—	—	107,318,528
Special purpose vehicles/private funds	—	—	773,504	773,504
Total	$110,489,304	$—	$838,086,171	$948,575,475

*	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2023 (Unaudited)

3. Fair value measurements — (continued)

The following is a rollforward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning balance January 1, 2023	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases or Conversions		(Sales or Conversions)	Net realized gain/(loss)	Change in net unrealized gain/(loss)	Ending balance June 30, 2023	Change in Unrealized gains for the period for investments still held at June 30, 2023
The Private Shares Fund
Common stock in private companies	$389,128,650	$—	$—	$10,301,381		$(2,845,083)[1]	$(269,385)	$(12,876,483)	$383,439,080	$(14,506,765)
Preferred stock in private companies	386,960,371	—	—	17,028,983	[1,2,3]	—	—	(7,537,189)	396,452,165	(7,537,189)
Convertible notes of private companies	63,621,097	—	—	5,305,712		(15,612,740)[2]	—	(3,205,187)	50,108,882	(427,260)
Warrants of private companies	11,104,151	—	—	—		(341,068)[3]	—	(4,450,543)	6,312,540	(4,343,900)
Simple agreement for future equity of private companies	1,000,000	—	—	—		—	—	—	1,000,000	—
Special purpose vehicles/private funds	400,000	—	—	400,000		—	—	(26,496)	773,504	(26,496)
	$852,214,269	$—	$—	$33,036,076		$(18,798,891)	$(269,385)	$(28,095,898)	$838,086,171	$(26,841,610)

[1]	Amounts include $193,878 in common stock in private companies converted to $193,878 in preferred stock in private companies.

[2]	Amounts include $15,612,740 in convertible notes of private companies converted into $15,612,740 of preferred stock in private companies.

[3]	Amounts include $341,068 in warrants of private companies converted into $341,068 of preferred stock in private companies.

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2023 (Unaudited)

3. Fair value measurements — (continued)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2023:

Type of Level 3 Investment	Fair Value as of June 30, 2023	Valuation Technique*	Unobservable Inputs	Range (Wt. Avg)
Common stock in private companies	$383,439,080	Market Approach	Precedent Transactions	N/A

		Market Approach	Enterprise Value/Revenue Multiples	0.79 - 9.99 (5.15)
			Enterprise Value/EBITDA Multiples	16.78 - 23.20 (19.01)
			Discounts For Lack of Marketability	12.17% - 26.77% (19.17%)

Preferred stock in private companies	396,452,165	Market Approach	Precedent Transactions	N/A

		Market Approach	Enterprise Value/Revenue Multiples	0.49 - 9.99 (4.76)
			Enterprise Value/EBITDA Multiples	18.53 - 18.53 (18.53)
			Discounts For Lack of Marketability	16.75% - 26.77% (21.74%)

Convertible notes of private companies	50,108,882	Market Approach	Precedent Transactions	N/A
Warrants of private companies	6,312,540	Option Pricing Model	Industry Volatility	54.20% - 62.90% (56.37%)
			Estimated Time to Exit	4.01 - 8.99 (7.52) Years
Simple agreement for future equity of private companies	1,000,000	Market Approach	Precedent Transactions	N/A
Special purpose vehicles/private funds	773,504	Market Approach	Precedent Transactions	N/A

*	Market approach

To the extent the revenue and earnings before interest, taxes, depreciation, and amortization (“EBITDA”) multiples increase, there is a corresponding increase in fair value; while as discount rates increase, there is a decrease in fair value.

4. Expense limitation agreement

The Investment Adviser has contractually agreed to waive management fees and/or reimburse the Fund for expenses the Fund incurs, but only to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) to an annual rate of 2.65%, 2.40%, and 2.90% (each, an “Expense Limit”) of the average daily net assets of the Fund (the “Expense Limitation Agreement”) attributable to Class A, Class I and Class L Shares, respectively, until May 2, 2024. Prior to May 2, 2023, the Expense Limit was 2.50%, 2.25% and 2.75% of the average daily net assets of the Fund attributable to Class A, Class I and Class L shares, respectively.

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2023 (Unaudited)

4. Expense limitation agreement — (continued)

Under the Expense Limitation Agreement, the Investment Adviser is permitted to seek reimbursement for any fees previously waived and/or expenses previously assumed, to the extent that such reimbursement will not cause Class A, Class I or Class L Shares’ annualized expenses to exceed the lesser of the current Expense Limitation or the Expense Limitation in place at the time of the waiver and/or assumption of expenses. The Fund is not obligated to reimburse the Investment Adviser for fees previously waived or expenses previously assumed by the Investment Adviser more than three years after the date of such waiver or expense reimbursement. For the year ended December 31, 2019, and period between January 1, 2020 and December 9, 2020, the Fund’s previous investment adviser waived and/or reimbursed $1,467,342 and $1,048,038 of investment advisory fees and Fund expenses, respectively. These amounts are not subject to possible recoupment by the Investment Adviser. For the periods between December 9, 2020 and December 31, 2020, January 1, 2021 and December 31, 2021, and January 1, 2022 and December 31, 2022, the Investment Adviser waived investment advisory fees and/or reimbursed expenses in the amount of $16,222, $1,073,207, and $441,827, respectively. For the year ended December 31, 2022, Class A and Class L had recognized net recoupment of $184,461 and $5,663, respectively, and Class I had recognized a net waiver/reimbursement of $631,951. The remaining unrecouped amounts of $16,222, $1,073,207, and $441,827, respectively are subject to possible recoupment by the Investment Adviser through December 31, 2023, December 31, 2024, and December 31, 2025 respectively.

During the period ended June 30, 2023, there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The amount caused the ratio of net expenses to average net assets of the Class A, Class I and Class L shares to exceed the contractual expense limitation. These certain expenses are not expected to be incurred in future periods. Please refer to the Financial Highlights for the Class A, Class I and Class L shares for the effect on the respective expense ratios.

5. Investment advisory agreement

The Fund has entered into an Investment Advisory Agreement with the Investment Adviser, pursuant to which the Investment Adviser provides general investment advisory services for the Fund. For providing these services, the Investment Adviser receives a fee from the Fund, accrued daily and paid monthly in arrears, at an annual rate equal to 1.90% of the Fund’s average daily net assets. For the six months ended June 30, 2023, the Fund incurred $9,493,358 in investment advisory fees, of which $1,531,975 is payable at June 30, 2023.

Certain officers of the Fund are also employees of the Investment Adviser. None of the Fund officers who are affiliated with the Investment Adviser receives any compensation from the Fund.

6. Capital share transactions

The Fund is offering an unlimited number of shares on a continuous basis at NAV. The value per share of the relevant class is calculated after receipt of the purchase, in good order, plus any applicable sales load.

As of June 30, 2023, ownership from affiliated parties represents 0.02% of the Fund.

The Fund’s shares are not redeemable each business day, are not listed for trading on an exchange, and no secondary market currently exists for Fund shares. As an interval fund and as described in the Fund’s prospectus, the Fund will make quarterly repurchase offers of 5% of the total number of shares outstanding at its NAV, unless postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the repurchase request deadline, or the next business day if the 14th day is not a business day. Rule 23c-3 of the 1940 Act permits repurchases between 5% and 25% of the Fund’s outstanding shares at NAV.

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2023 (Unaudited)

6. Capital share transactions — (continued)

In every full quarter since the commencement of operations, the Fund has offered shareholders the opportunity to participate in this program. During the six months ended June 30, 2023, the Fund had Repurchase Offers as follows:

Repurchase Offer Notice	Repurchase Request Deadline	Repurchase Pricing Date	Repurchase Offer Amount	% of Shares Repurchased	Number of Shares Repurchased
February 24, 2023	March 24, 2023	March 24, 2023	5%	5.00%	1,254,003
May 26, 2023	June 23, 2023	June 23, 2023	5%	5.00%	1,233,100

7. Purchases and sales of securities

Purchases and sales of investments for the six months ended June 30, 2023, were $16,783,289 and $9,705,277, respectively.

8. Federal tax information

At June 30, 2023, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

The Private Shares Fund
Cost of investments	$821,355,968
Gross unrealized appreciation	$181,840,781
Gross unrealized depreciation	(54,621,274)
Net unrealized appreciation on investments	$127,219,507

As of December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Tax accumulated earnings	—
Accumulated capital and other losses	(5,887,337)
Net unrealized gain	143,935,389
Payable for withholding attributed to profit sharing agreement	(63,447)
Total accumulated earnings	$137,984,605

9. Commitments and contingencies

In the normal course of business, the Fund will enter into contracts that contain a variety of representations, provide general indemnifications, set forth termination provisions and compel the contracting parties to arbitration in the event of dispute. From time to time, the Fund may be a party to arbitration, or legal proceedings, in the ordinary course of business, including proceedings relating to the enforcement of provisions of such contracts. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that would be subject to arbitration, generally.

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2023 (Unaudited)

9. Commitments and contingencies — (continued)

In the normal course of business, the Fund may enter into agreements to purchase and sell investments. Such agreements are subject to certain rights of the issuers and ultimately, issuer approval. At June 30, 2023, the Fund had entered into no agreements to purchase or sell existing equity securities. If approved by the issuers’, the Fund would record such purchase amounts as increases in costs of investment and such sale amounts as decreases in costs of investments, including recording the respective gains/loss on sale of investments.

At June 30, 2023, the Fund reasonably believes its assets will provide adequate coverage to satisfy all its unfunded commitments. The Fund’s policies and procedures prohibit it from entering into an unfunded commitment unless it has reserved enough cash and/or short-term investments to meet the funding requirements thereof. At June 30, 2023, the Fund had total unfunded capital commitments of $4,200,000 for investments in special purpose vehicles/private funds.

10. Offering price per share

A maximum front-end sales load of 5.75% for Class A shares and 4.25% for Class L is imposed on purchases. Class I shares are not subject to sales charge. For the six months ended June 30, 2023, various broker dealers received $155,491 of sales charges from sales of the Fund’s shares.

11. Recent Market and Economic Developments

Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) that occur from time to time will create uncertainty and may have significant impacts on issuers, industries, governments and other systems, including the financial markets, to which the Fund and the issuers in which it invests are exposed. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets, including in established markets such as the United States. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.

In early 2020, a novel coronavirus (SARS-CoV-2) and related respiratory disease (COVID-19) spread rapidly across the world, including to the United States. The coronavirus outbreak has resulted in, among other consequences, the closing of borders, the imposition of travel restrictions, enhanced health screenings, the need for accelerated acute healthcare service preparation and delivery, disruptions and delays in healthcare services, quarantines and “shelter at home” orders, restrictions on gatherings of people, event and service cancellations, business closures, disruptions to supply chains and customer activity, lower consumer demand for certain goods and services, as well as general heightened uncertainty. This outbreak has led and is likely to continue to lead to disruptions in the worldwide economy, particularly with respect to economies of nations where the novel coronavirus has arisen and also the global markets. This outbreak and any future outbreaks as well as any variants or mutations, could have a further adverse impact on the global economy in general. The ongoing effects of COVID-19 are unpredictable and its impact will depend on future developments and actions taken by authorities to contain such outbreak, and could result in significant and prolonged effects on the Fund and the issuers in which it invests.

Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2023 (Unaudited)

11. Recent Market and Economic Developments — (continued)

those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Fund invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Fund’s investments.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and companies in which it invests. For example, if a bank in which the Fund or company has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or company. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to a company fails, the company could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by companies in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the companies being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and companies, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and companies in which it invests.

12. Subsequent events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein and has determined that there are no subsequent events that require disclosure or adjustment to the financial statements.

THE PRIVATE SHARES FUND

Additional Information

June 30, 2023 (Unaudited)

Proxy voting — A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30 are available without charge upon request by (1) calling the Fund at 1-855-551-5510 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

Portfolio holdings — The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on form N-PORT-P. The Fund’s Form N-PORT-P is available on the SEC’s website at http://sec.gov. You may also obtain copies by calling the Fund at 1-855-551-5510.

Board of Trustees

Robert J. Boulware

Mark Radcliffe

Investment Adviser

Liberty Street Advisors, Inc.

88 Pine Street, 31st Floor, Suite 3101

New York, NY 10005

Dividend Paying Agent, Transfer Agent

UMB Fund Services

235 West Galena Street

Milwaukee, WI 53212

Custodian

UMB Bank National Association

1010 Grand Boulevard

Kansas City, MO 64106

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Independent Auditors

KPMG LLP

550 South Hope Street, Suite 1500

Los Angeles, CA 90071

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds. The Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as ‘‘believes’’, ‘‘expects’’, ‘‘anticipates’’ and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Fund’s filings with the Securities and Exchange Commission. The Fund undertakes no obligation to update any forward looking statement.

(b) There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Class A: Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Jan. 1-31, 2023	0	0	0	0
Feb. 1-28, 2023	0	0	0	0
Mar. 1-31, 2023	251,127	$41.01	0	0
Apr. 1-30, 2023	0	0	0	0
May. 1-31, 2023	0	0	0	0
Jun. 1-30, 2023	175,420	$39.94	0	0
Jul. 1-31, 2023	0	0	0	0
Aug. 1-31, 2023	0	0	0	0
Sep. 1-30, 2023	0	0	0	0
Oct. 1-31, 2023	0	0	0	0
Nov. 1-30, 2023	0	0	0	0
Dec. 1-31, 2023	0	0	0	0
Total	426,547	$40.57	0	0

Class I: Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Jan. 1-31, 2023	0	0	0	0
Feb. 1-28, 2023	0	0	0	0
Mar. 1-31, 2023	1,001,608	$41.59	0	0
Apr. 1-30, 2023	0	0	0	0
May. 1-31, 2023	0	0	0	0
Jun. 1-30, 2023	1,054,626	$40.53	0	0
Jul. 1-31, 2023	0	0	0	0
Aug. 1-31, 2023	0	0	0	0
Sep. 1-30, 2023	0	0	0	0
Oct. 1-31, 2023	0	0	0	0
Nov. 1-30, 2023	0	0	0	0
Dec. 1-31, 2023	0	0	0	0
Total	2,056,234	$41.05	0	0

Class L: Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Jan. 1-31, 2023	0	0	0	0
Feb. 1-28, 2023	0	0	0	0
Mar. 1-31, 2023	1,268	$40.45	0	0
Apr. 1-30, 2023	0	0	0	0
May. 1-31, 2023	0	0	0	0
Jun. 1-30, 2023	3,054	$39.37	0	0
Jul. 1-31, 2023	0	0	0	0
Aug. 1-31, 2023	0	0	0	0
Sep. 1-30, 2023	0	0	0	0
Oct. 1-31, 2023	0	0	0	0
Nov. 1-30, 2023	0	0	0	0
Dec. 1-31, 2023	0	0	0	0
Total	4,322	$39.69	0	0

On February 24, 2023 and May 26, 2023, the Registrant offered to repurchase 1,254,003 and 1,233,100 shares, respectively, pursuant to its periodic repurchase plan.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) Assessment of the Registrant’s Control Environment

The Registrant’s disclosure controls and procedures are designed to ensure that information required to be disclosed in the reports that the Registrant files or submits under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant’s management (“Management”), including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. Management, including the principal executive officer and principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of the Shareholder Report on Form N-CSR, Management carried out an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on this evaluation, the principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures were effective, except as disclosed below and previously disclosed in the Registrant’s Form N-CSR dated December 31, 2022.

A material weakness (as defined in Rule 12b-2 under the Exchange Act) is a deficiency, or a combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the Registrant’s annual or interim financial statements will not be prevented or detected on a timely basis. Management and the Registrant’s independent registered public accounting firm identified a material weakness specific to the Registrant’s design and operation of controls relating to the valuation of a private equity investment in accordance with U.S. GAAP. Specifically, for one of the portfolio investments, Management ascribed a higher weighting to unobservable inputs than to available observable inputs, resulting in an audit adjustment, which is reflected in the financial statements included herein, to decrease the fair value of the private equity investment and net change in unrealized gain on the investment for the year ended December 31, 2022. This material weakness did not result in a misstatement of previously issued financial statements.

Management’s Remediation Plan

Management implemented enhancements to the Registrant’s fair value controls and procedures to remediate the material weakness described above. The Registrant uses established Valuation Procedures to value level 3 portfolio securities, which follow the standards prescribed in Accounting Standards Codification Topic 820 Fair Value Measurements. In determining fair values of equity securities of private portfolio companies, Management uses a process that incorporates in its valuation model a combination of observable and unobservable inputs. Although Management believes that the overall valuation model and process are operating effectively, in the instance with respect to the Registrant’s portfolio investment described above, the valuation model ascribed a lesser weighting to certain observable inputs than to certain inputs that were classified as unobservable for which sufficient documentation was unavailable. Management, through its Valuation Committee, implemented enhancements to its review processes that incorporate additional control activities to assess fair value models related to private equity securities. These additional controls include assessment of the observable inputs used in the fair value models, as well as review of the weighting of unobservable inputs compared to observable inputs to prevent weighting discrepancy such as that described above from occurring.

Management will not consider the material weakness to be remediated until the applicable controls have operated for a sufficient period of time and Management has concluded, through testing and in consultation with the Registrant’s independent registered public accounting firm, that these controls are designed and operating effectively.

(b) Other than the enhancements to controls noted above, there were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The Fund has not engaged in Security Lending Activities.

Item 13.  Exhibits.

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Not applicable.
(a) (4)	Change in the registrant’s independent public accountant. Not applicable.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Private Shares Fund

/s/ Kevin Moss
By: Kevin Moss
President
Principal Executive Officer
September 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Kevin Moss
By: Kevin Moss
President
Principal Executive Officer
September 8, 2023

/s/ Jack Sweeney
By: Jack Sweeney
Principal Financial Officer
September 8, 2023